Estimates, Significant Accounting Policies and Balance Sheet Detials (Estimated aggregate amortization expense) (Details) $ in Millions	Dec. 31, 2016 USD ($)
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
2017	$ 213
2018	213
2019	211
2020	211
2021	$ 211